Short-Term Debt - Schedule of Short Term Debt (Details) (Parenthetical)	Dec. 31, 2020	Dec. 31, 2019	Aug. 19, 2019
Debt instrument, interest rate	8.00%		5.00%
Note Payable One [Member]
Debt instrument, interest rate	12.00%	12.00%
Note Payable Three [Member]
Debt instrument, interest rate	5.00%	5.00%
Note Payable Five [Member]
Debt instrument, interest rate	5.00%	5.00%